INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

July 1, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
 File No. 333-122901
on behalf of WCM Focused International Growth Fund

The Trust is filing Post-Effective Amendment No. 161 to its Registration Statement under Rule 485(a) (1) to create an additional class of shares titled “Investor Class” to the WCM Focused International Growth Fund.   Except for the addition of a Rule 12b-1 Plan, this Post-Effective Amendment filing is substantially similar in all material respects (e.g., identical investment objective and principal investment strategies), to the previously filed Post-Effective Amendment No. 153 filed under Rule 485(b) on May 31, 2011 for the purpose of establishing WCM Focused International Growth Fund as a new series of the Trust.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer